Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WADDELL & REED ADVISORS FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2017
Supplement [Text Block]	wraf_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated July 28, 2017 to the
Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus
dated January 31, 2017
and as supplemented April 10, 2017

The following replaces in its entirety the third footnote following the table under the “Fees and Expenses” section on pages 2, 7, 13, 18, 24, 29 and 34:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.
Waddell & Reed Advisors Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated July 28, 2017 to the
Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus
dated January 31, 2017
and as supplemented April 10, 2017

The following replaces in its entirety the third footnote following the table under the “Fees and Expenses” section on pages 2, 7, 13, 18, 24, 29 and 34:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.
Waddell & Reed Advisors Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated July 28, 2017 to the
Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus
dated January 31, 2017
and as supplemented April 10, 2017

The following replaces in its entirety the third footnote following the table under the “Fees and Expenses” section on pages 2, 7, 13, 18, 24, 29 and 34:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.
Waddell & Reed Advisors Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated July 28, 2017 to the
Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus
dated January 31, 2017
and as supplemented April 10, 2017

The following replaces in its entirety the third footnote following the table under the “Fees and Expenses” section on pages 2, 7, 13, 18, 24, 29 and 34:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.
Waddell & Reed Advisors High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated July 28, 2017 to the
Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus
dated January 31, 2017
and as supplemented April 10, 2017

The following replaces in its entirety the third footnote following the table under the “Fees and Expenses” section on pages 2, 7, 13, 18, 24, 29 and 34:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.
Waddell & Reed Advisors Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated July 28, 2017 to the
Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus
dated January 31, 2017
and as supplemented April 10, 2017

The following replaces in its entirety the third footnote following the table under the “Fees and Expenses” section on pages 2, 7, 13, 18, 24, 29 and 34:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.
Waddell & Reed Advisors Municipal High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated July 28, 2017 to the
Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus
dated January 31, 2017
and as supplemented April 10, 2017

The following replaces in its entirety the third footnote following the table under the “Fees and Expenses” section on pages 2, 7, 13, 18, 24, 29 and 34:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.
Waddell & Reed Advisors Cash Management
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock	Waddell & Reed Advisors Funds

Supplement dated July 28, 2017 to the
Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus
dated January 31, 2017
and as supplemented April 10, 2017

The following replaces in its entirety the third footnote following the table under the “Fees and Expenses” section on pages 2, 7, 13, 18, 24, 29 and 34:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.